Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Grant Timing Practices: The Compensation Committee typically makes annual awards of equity to executive officers at its meeting held in February, which is set in advance as part of the Board’s annual calendar of scheduled meetings. These grants are made after results for the preceding fiscal year become available and after review and evaluation of each executive officer’s performance, enabling the Compensation Committee to consider both the prior year’s performance and expectations for the succeeding year in making grant decisions. The grants generally occur on pre-established dates pursuant to our equity grant practice, on the second business day after the public release of our fiscal year-end earnings, and the number of shares underlying each such grant is determined by dividing the dollar amount of the grant by the closing market price of our stock on such grant date. However, the Compensation Committee has in the past, and may in the future, make grants of equity on other dates in order to retain key employees, to compensate an employee in connection with a promotion, to compensate newly hired executives for equity or other benefits lost upon termination of their previous employment or otherwise to induce them to join our Company or for other purposes. Annual awards for non-employee directors are made at a Compensation Committee meeting held after the end of the first fiscal quarter, and initial awards are granted on the date the new director is appointed or elected to the Board of Directors. We do not, and during 2025 did not, time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We monitor and periodically review our equity grant policies to ensure compliance with plan rules and applicable laws.
Award Timing Method	The Compensation Committee typically makes annual awards of equity to executive officers at its meeting held in February, which is set in advance as part of the Board’s annual calendar of scheduled meetings. These grants are made after results for the preceding fiscal year become available and after review and evaluation of each executive officer’s performance, enabling the Compensation Committee to consider both the prior year’s performance and expectations for the succeeding year in making grant decisions. The grants generally occur on pre-established dates pursuant to our equity grant practice, on the second business day after the public release of our fiscal year-end earnings, and the number of shares underlying each such grant is determined by dividing the dollar amount of the grant by the closing market price of our stock on such grant date. However, the Compensation Committee has in the past, and may in the future, make grants of equity on other dates in order to retain key employees, to compensate an employee in connection with a promotion, to compensate newly hired executives for equity or other benefits lost upon termination of their previous employment or otherwise to induce them to join our Company or for other purposes. Annual awards for non-employee directors are made at a Compensation Committee meeting held after the end of the first fiscal quarter, and initial awards are granted on the date the new director is appointed or elected to the Board of Directors.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	We do not, and during 2025 did not, time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false